Related Party Transactions (Details) - USD ($)				4 Months Ended
	Nov. 23, 2020	Oct. 09, 2020	Aug. 21, 2020	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Founder shares forfeited	937,500
Founder shares outstanding	6,250,000
Aggregate principal amount (in Dollars)			$ 300,000
Outstanding balance (in Dollars)		$ 150,295
Warrants conversion, description				business combination, without interest, or, at the lender’s discretion, up to $2,000,000 of such Working Capital Loans may be convertible into warrants of the post-initial business combination entity at a price of $1.50 per warrant. The warrants would be identical to the private placement warrants.
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Offering and formation costs (in Dollars)			$ 25,000
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Purchase of shares			7,187,500
Shareholder outstanding shares percentage			20.00%
Proposed stockholders, description			The sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its founder shares until the earlier to occur of: (A) one year after the completion of an initial business combination; and (B) subsequent to an initial business combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a an initial business combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
Founder Shares [Member] | Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Number of shares subject to forfeiture			937,500